Debt (Tables)	6 Months Ended
Jun. 30, 2015
Debt [Abstract]
Debt
The outstanding principal balance on each loan facility at the balance sheet date is as follows:

As at
Jun 30, 2015
Facility I (“First ABN AMRO Facility”)	6,000,000
Facility II (“Second ABN AMRO Facility”)	51,910,000
Facility III (“DVB Facility”)	83,780,000
Facility IV (“Joint Bank Facility”)	134,781,970
Facility V (“NIBC Bank Facility”)	12,435,000
Facility VI (“CACIB Bank Facility”)	38,025,000
Total debt	326,931,970
Current portion of long-term debt	(26,592,598)
Non-current portion of long-term debt	300,339,372

Future Minimum Repayments under Loan Facilities
Future minimum repayments under the Company’s loan facilities for each year indicated below are as follows:

As at
Jun 30, 2015
2015	13,296,295
2016	32,342,595
2017	45,842,595
2018	56,022,595
2019	31,422,595
2020	17,492,595
2021	119,787,700
2022	10,725,000
326,931,970